Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Estimated Future Amortization Expenses [Abstract]
Remainder of 2026	$ 5,288
2027	10,577
2028	10,577
2029	10,577
2030	10,577
Thereafter	35,424
Total amortization expenses	$ 83,020